8. Stockholders' Deficiency: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Broker Warrants	Consultant Warrants	Warrants with Convertible Notes*	Total
December 31, 2015	271,742	380,000	-	651,742
RTO adjustment**	53,507	74,860	-	128,367
After RTO	325,249	454,860	-	780,109
Less: Exercised	-	(131,365)	-	(131,365)
Less: Expired	-	(245,695)	-	(245,695)
Add: Issued	-	472,084	-	472,084
December 31, 2016	325,249	549,884	-	875,133

Exercise Price	$0.75-$1.49	$0.84-$2.58	$2.00
Expiration Date	September 2017 to October 2019	October 2017 to December 2019	March 2021 to November 2021